Victory Funds

Victory Global Natural Resources Fund

Supplement dated September 14, 2020

to the Prospectus dated May 1, 2020 (“Prospectus”)

1.            Effective September 1, 2020, Brian Lively serves as a portfolio manager for the Victory Global Natural Resources Fund (“Fund”).

2.            The following information is added to the section titled “Investment Team” found on page 6 of the Prospectus.

Investment Team

	Title	Tenure with the Fund
Brian Lively	Partner	September 2020

3.            The following is added the section titled “Portfolio Management” found on page 15 of the Prospectus.

Portfolio Management

Brian Lively has been responsible for day-to-day management of the Fund since September 2020. Mr. Lively has been a Partner of SailingStone since the commencement of its operations in 2014. He is currently an investment analyst and portfolio manager. Prior to forming SailingStone in June 2014, Mr. Lively was an investment analyst at RS Investments for the RS Global Natural Resource strategies. From October 2008 through August 2013, he was Managing Director, E&P Research at Tudor, Pickering, Holt & Co., where he served as global head of upstream research. From December 2000 through July 2004 he was a vice president and team leader at Netherland, Sewell & Associates Inc. and a senior project engineer at Exxon Mobil Corporation.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated September 14, 2020

to the Statement of Additional Information

dated May 1, 2020, as supplemented August 21, 2020 for all Funds,

with the exception of the Victory RS Small Cap Equity Fund, and

August 21, 2020 for the Victory RS Small Cap Equity Fund (“SAI”)

Effective September 1, 2020, Brian Lively serves as a portfolio manager for the Victory Global Natural Resources Fund.

1.            The following information is added to the table in the section titled “Portfolio Managers” found on pages 63-64 of the SAI. The information presented is as of September 1, 2020. None of the accounts shown are Performance-Based accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Total
Name	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Assets Managed (in Millions)
SailingStone
Mr. Lively	1	$136.7	1	$43.1	12	$323.5	$503.3

2.            The following information is added to the table in the section titled “Fund Ownership” found on pages 65-67 of the SAI.

Portfolio Manager	Fund	Dollar Range of shares Beneficially Owned as of September 1, 2020
SailingStone
Brian Lively	Global Natural Resources Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.